Note 5: Inventories and Contracts in Progress (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Raw materials	$ 1,321	$ 1,221
Work-in-process	3,175	3,259
Finished goods	3,078	3,026
Contracts in progress	6,899	6,340
Inventories before payments and billings	14,473	13,846
Progress Payments Netted Against Inventory For Long Term US Government Contracts Or Programs	(422)	(275)
Billings on contracts in progress	(6,254)	(5,805)
Inventories and contracts in progress, net	7,797	7,766
Inventory Valuation Reserves	884	799
Capitalized research and development costs included in inventory	$ 776	$ 804
Percentage Of Inventory For Long Term Contracts Or Programs	75.00%	75.00%